Fair Value Measurements (Details) - Schedule of changes in the fair value of the private placement warrant liabilities - Private Placement Warrants [Member] - USD ($)	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in the fair value of the private placement warrant liabilities [Line Items]
Fair value beginning	$ 183,853	$ 625,728	$ 1,805,228	$ 4,291,875	$ 3,232,224	$ 4,639,385
Change in fair value of derivative warrant liabilities		(441,875)	(1,179,500)	(2,513,875)	1,059,651	(1,407,161)
Fair value ending		$ 183,853	$ 625,728	$ 1,778,000	$ 4,291,875	$ 3,232,224
Transfer to level 2	$ (183,853)